As filed with the Securities and Exchange Commission on December 18, 2018

File No. 333-18737

File No. 811-07989

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

METROPOLITAN WEST FUNDS

(Registrant Exact Name as Specified in Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number, including Area Code)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, Forty-Eighth Floor

San Francisco, CA 94111

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 18th day of December, 2018.

Metropolitan West Funds

By:	/s/ David B. Lippman
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ David B. Lippman	President and Principal Executive Officer	December 18, 2018
David B. Lippman

/s/ Patrick Moore	Trustee	December 18, 2018
Patrick Moore

/s/ Laird Landmann	Trustee	December 18, 2018
Laird Landmann

/s/ David S. DeVito	Treasurer, Principal Financial Officer and	December 18, 2018
David S. DeVito	Principal Accounting Officer

/s/ Martin Luther King III*	Trustee	December 18, 2018
Martin Luther King III

/s/ Andrew Tarica*	Trustee	December 18, 2018
Andrew Tarica

/s/ Ronald J. Consiglio*	Trustee	December 18, 2018
Ronald J. Consiglio

/s/ Peter McMillan*	Trustee	December 18, 2018
Peter McMillan

/s/ Robert G. Rooney*	Trustee	December 18, 2018
Robert G. Rooney

/s/ Patrick C. Haden*	Trustee	December 18, 2018
Patrick C. Haden

*by /s/ David A. Hearth		December 18, 2018
David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

Metropolitan West Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase